Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On May 9, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AgileThought, Inc., a Delaware corporation (“AT”), pursuant to which, among other things, the Company will domesticate as a Delaware corporation (the “Domestication”) and AT will subsequently be merged with and into the Company, whereupon the separate corporate existence of AT will cease and the Company will be the surviving corporation (“Surviving Pubco”), on the terms and subject to the conditions set forth therein. The Merger Agreement and the transactions contemplated thereby were unanimously approved by the Company’s board of directors of and the board of directors of AT. As a result of the proposed business combination, each issued and outstanding Class A ordinary share and Class B ordinary share of the Company will convert into a share of Class A common stock of

Surviving Pubco (“Class A Common Stock”), and each issued and outstanding warrant to purchase Class A ordinary shares of the Company will continue to be exercisable by its terms to purchase an equal number of shares of Class A Common Stock.

Concurrently with the execution of the Merger Agreement, the Sponsor and certain individuals (the “Insiders”) entered into a letter agreement (the “Sponsor Letter Agreement”) with the Company and AT pursuant to which they agreed to vote all of their respective Class B ordinary shares of LIVK (along with the Class A Common Stock into which such shares are converted as a result of the Domestication and the consummation of the transactions contemplated by the Merger Agreement, the “Sponsor Shares”) in favor of the proposed business combination and related transactions and to take certain other actions in support of the Merger Agreement, the proposed business combination and related transactions. Sponsor and the Insiders also agreed that, subject to certain conditions, up to 20% of the Sponsor Shares would be deemed to be “Deferred Sponsor Shares.” Sponsor and the Insiders also agreed that each of them will not transfer and, subject to the achievement of certain milestones, may be required to forfeit, any such Deferred Sponsor Shares, subject to the terms of the Sponsor Letter Agreement. Sponsor also waived certain anti-dilution protection to which it would otherwise be entitled in connection with the PIPE Financing (as defined below).

In connection with the execution of the Merger Agreement, the Company entered into subscription agreements with certain subscription investors pursuant to which the Company has agreed to issue and sell to the subscription investors (the “PIPE Investors”), in the aggregate, $22,500,000 of LIVK’s Class A Ordinary Shares (or 2,250,000 shares of Class A Common Stock into which such shares will convert in connection with the Domestication) at a purchase price of $10.00 per share (the “PIPE Financing”). The closing of the PIPE Financing will occur immediately prior to the closing of the proposed merger of the Company and AT, and is subject to customary closing conditions, including the satisfaction or waiver of the conditions set forth in the Merger Agreement.

In addition, at the closing of the proposed business combination, the Company, the Sponsor and certain other holders of Class A Common Stock will enter into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”) pursuant to which, among other matters, certain stockholders of the Company and AT will be granted certain customary demand and “piggy-back” registration rights with respect to their respective shares of Class A Common Stock.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below or in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 24, 2021, the Sponsor Commitment was amended to provide for an aggregate of $650,000 in loans to the Company (see Note 5).

On May 9, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AgileThought, Inc., a Delaware corporation (“AT”), pursuant to which, among other things, the Company will domesticate as a Delaware corporation (the “Domestication”) and AT will subsequently be merged with and into the Company, whereupon the separate corporate existence of AT will cease and the Company will be the surviving corporation (“Surviving Pubco”), on the terms and subject to the conditions set forth therein. The Merger Agreement and the transactions contemplated thereby were unanimously approved by the Company’s board of directors of and the board of directors of AT. As a result of the proposed business combination, each issued and outstanding Class A ordinary share and Class B ordinary share of the Company will convert into a share of Class A common stock of Surviving Pubco (“Class A Common Stock”), and each issued and outstanding warrant to purchase Class A ordinary shares of the Company will continue to be exercisable by its terms to purchase an equal number of shares of Class A Common Stock.

Concurrently with the execution of the Merger Agreement, the Sponsor, its permitted transferees and certain individuals (the “Insiders”) entered into a letter agreement (the “Sponsor Letter Agreement”) with the Company and AT pursuant to which they agreed to vote all of their respective Class B ordinary shares of LIVK (along with the Class A Common Stock into which such shares are converted as a result of the Domestication and the consummation of the transactions contemplated by the Merger Agreement, the “Sponsor Shares”) in favor of the proposed business combination and related transactions and to take certain other actions in support of the Merger Agreement, the proposed business combination and related transactions. Sponsor and the Insiders also agreed that, subject to certain conditions, up to 20% of the Sponsor Shares would be deemed to be “Deferred Sponsor Shares.” Sponsor and the Insiders also agreed that each of them will not transfer and, subject to the achievement of certain milestones, may be required to forfeit, any such Deferred Sponsor Shares, subject to the terms of the Sponsor Letter Agreement. Sponsor also waived certain anti-dilution protection to which it would otherwise be entitled in connection with the PIPE Financing (as defined below).

In connection with the execution of the Merger Agreement, the Company entered into subscription agreements with certain subscription investors pursuant to which the Company has agreed to issue and sell to the subscription investors (the “PIPE Investors”), in the aggregate, $22,500,000 of LIVK’s Class A Ordinary Shares (or 2,250,000 shares of Class A Common Stock into which such shares will convert in connection with the Domestication) at a purchase price of $10.00 per share (the “PIPE Financing”). The closing of the PIPE Financing will occur immediately prior to the closing of the proposed merger of the Company and AT, and is subject to customary closing conditions, including the satisfaction or waiver of the conditions set forth in the Merger Agreement.

In addition, at the closing of the proposed business combination, the Company, the Sponsor and certain other holders of Class A Common Stock will enter into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”) pursuant to which, among other matters, certain stockholders of the Company and AT will be granted certain customary demand and “piggy-back” registration rights with respect to their respective shares of Class A Common Stock.